Consolidated Statement of Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Weighted average number of shares (in shares)	3,990,000	3,990,000